Trade and other receivables, deposits and prepayments (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other receivables, deposits and prepayments
Schedule of Trade receivables, Other Receivables, deposits and prepayments

	2018	2019
	RMB’000	RMB’000
Trade receivables	10,760	9,705
Other receivables	31,492	6,657
Deposits	6,685	50,779
Prepayments	41,174	53,953
Deferred offering costs	11,415	—
Advances to employees	3,880	2,187
	94,646	113,576
Less: Non-current portion
Prepayments and deposits	(5,166)	(42,298)
Current portion	89,480	71,278